DISCONTINUED OPERATIONS - Statement of Operations (Details) - USD ($)	3 Months Ended		9 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
DISCONTINUED OPERATIONS
Net loss from discontinued operations, net of tax	$ (336,195)	$ (33,791)	$ (403,120)	$ (272,397)
Applied DNA Clinical Labs ("ADCL") | Discontinued operations
DISCONTINUED OPERATIONS
Clinical laboratory service revenues	26,050	324,730	572,928	992,450
Cost of clinical laboratory service revenues	301,556	322,098	795,237	993,299
Gross profit	(275,506)	2,632	(222,309)	(849)
Selling, general and administrative	69,478	43,031	192,877	322,530
Interest (Income)	(25)	(6,608)	(3,302)	(50,982)
Other (income), net	(8,764)		(8,764)
Net loss from discontinued operations	(336,195)	(33,791)	(403,120)	(272,397)
Net loss from discontinued operations, net of tax	$ (336,195)	$ (33,791)	$ (403,120)	$ (272,397)